Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly unaudited Condensed Interim Consolidated Financial Statement

The following tables summarize the impact of the restatement on the Company’s unaudited condensed interim consolidated financial statements.

Impact to Condensed Interim Consolidated Statements of Loss and Comprehensive Loss

Three months ended September 30, 2018	As previously reported	Adjustment	As restated

Exploration	$810,265	$216,622	$1,026,887
Total operating expense and loss from operations	$(1,611,333)	$(216,622)	$(1,827,955)
Loss before income tax and net loss and comprehensive loss for the period	$(636,490)	$(216,622)	$(853,112)
Net loss per common share - basic and fully diluted (*)	$(0.19)	$(0.06)	$(0.25)

(*) Adjusted for 10-to-1 share consolidation on May 23, 2019.

Three months ended December 31, 2018	As previously reported	Adjustment	As restated

Exploration	$3,003,911	$184,947	$3,188,858
Total operating expense and loss from operations	$(3,393,071)	$(184,947)	(3,578,018)
Loss before income tax and net loss and comprehensive loss for the period	$(3,290,293)	$(184,947)	$(3,475,240)
Net loss per common share - basic and fully diluted (*)	$(0.88)	$(0.05)	$(0.93)

(*) Adjusted for 10-to-1 share consolidation on May 23, 2019.

Six months ended December 31, 2018	As previously reported	Adjustment	As restated

Exploration	$3,814,176	$401,569	$4,215,745
Total operating expense and loss from operations	$(5,004,404)	$(401,569)	$(5,405,973)
Loss before income tax and net loss and comprehensive loss for the period	$(3,926,783)	$(401,569)	$(4,328,352)
Net loss per common share - basic and fully diluted (*)	$(1.10)	$(0.11)	$(1.21)

(*) Adjusted for 10-to-1 share consolidation on May 23, 2019.

Three months ended March 31, 2019	As previously reported	Adjustment	As restated

Exploration	$999,602	$151,018	$1,150,620
Total operating expense and loss from operations	$(1,239,839)	$(151,018)	$(1,390,857)
Loss before income tax and net loss and comprehensive lossfor the period	$(1,826,405)	$(151,018)	$(1,977,423)
Net loss per common share - basic and fully diluted (*)	$(0.44)	$(0.04)	$(0.48)

(*) Adjusted for 10-to-1 share consolidation on May 23, 2019.

Nine months ended March 31, 2019	As previously reported	Adjustment	As restated

Exploration	$4,813,778	$552,587	$5,366,365
Total operating expense and loss from operations	$(6,244,243)	$(552,587)	$(6,796,830)
Loss before income tax and net loss and comprehensive loss for the period	$(5,753,188)	$(552,587)	$(6,305,775)
Net loss per common share - basic and fully diluted (*)	$(1.53)	$(0.15)	$(1.68)

(*) Adjusted for 10-to-1 share consolidation on May 23, 2019.

Three months ended September 30, 2019	As previously reported	Adjustment	As restated

Exploration	$958,804	$150,411	$1,109,215
Loss from operations	$(1,135,650)	$(150,411)	$(1,286,061)
Loss before income tax and net loss and comprehensive loss for the period	$(4,086,289)	$(150,411)	$(4,236,700)
Net loss per common share - basic and fully diluted	$(0.09)	$(0.01)	$(0.10)

Three months ended December 31, 2019	As previously reported	Adjustment	As restated

Exploration	$3,985,959	$173,133	$4,159,092
Loss from operations	$(4,382,308)	$(173,133)	$(4,555,441)
Loss before income tax and net loss and comprehensive loss for the period	$(13,330,980)	$(173,133)	$(13,504,113)
Net loss per common share - basic and fully diluted	$(0.19)	$-	$(0.19)

Six months ended December 31, 2019	As previously reported	Adjustment	As restated

Exploration	$4,944,763	$323,544	$5,268,307
Loss from operations	$(5,517,958)	$(323,544)	$(5,841,502)
Loss before income tax and net loss and comprehensive loss for the period	$(17,417,269)	$(323,544)	$(17,740,813)
Net loss per common share - basic and fully diluted	$(0.31)	$-	$(0.31)

Three months ended March 31, 2020	As previously reported	Adjustment	As restated

Exploration	$730,334	$185,407	$915,741
Loss from operations	$(1,177,553)	$(185,407)	$(1,362,960)
Income (loss) before income tax and net income (loss) and comprehensive income (loss) for the period	$9,487,004	$(185,407)	$9,301,597
Net income (loss) per common share - basic and fully diluted	$0.13	$-	$0.13

Nine months ended March 31, 2020	As previously reported	Adjustment	As restated

Exploration	$5,675,097	$508,951	$6,184,048
Loss from operations	$(6,695,511)	$(508,951)	$(7,204,462)
Income (loss) before income tax and net income (loss)and comprehensive income (loss) for the period	$(7,930,265)	$(508,951)	$(8,439,216)
Net loss per common share - basic and fully diluted	$(0.12)	$(0.01)	$(0.13)

Impact to Condensed Interim Consolidated Balance Sheets

As at September 30, 2018	As previously reported	Adjustment	As restated

Accounts payable	$237,781	$763,354	$1,001,135
Total current liabilities	$1,170,752	$763,354	$1,934,106
Total liabilities	$1,430,374	$763,354	$2,193,728
Deficit accumulated during exploration stage	$(24,250,066)	$(763,354)	$(25,013,420)
Total shareholders’ equity (deficiency)	$(641,462)	(763,354)	$(1,404,816)

As at December 31, 2018	As previously reported	Adjustment	As restated

Accounts payable	$975,401	$948,301	$1,923,702
Total current liabilities	$3,975,689	$948,301	$4,923,990
Total liabilities	$4,101,195	$948,301	$5,049,496
Deficit accumulated during exploration stage	$(27,540,359)	$(948,301)	$(28,488,660)
Total shareholders’ deficiency	$(3,572,758)	$(948,301)	$(4,521,059)

As at March 31, 2019	As previously reported	Adjustment	As restated

Accounts payable	$1,785,489	$1,099,319	$2,884,808
Total current liabilities	$5,618,921	$1,099,319	$6,718,240
Total liabilities	$5,744,427	$1,099,319	$6,843,746
Deficit accumulated during exploration stage	$(29,366,764)	$(1,099,319)	$(30,466,083)
Total shareholders’ deficiency	$(5,399,163)	$(1,099,319)	$(6,498,482)

As at September 30, 2019	As previously reported	Adjustment	As restated

Accounts payable	$2,027,170	$1,401,638	$3,428,808
Total current liabilities	$7,033,719	$1,401,638	$8,435,357
Total liabilities	$9,629,628	$1,401,638	$11,031,266
Deficit accumulated during exploration stage	$(35,437,690)	$(1,401,638)	$(36,839,328)
Total shareholders’ deficiency	$(8,596,756)	$(1,401,638)	$(9,998,394)

As at December 31, 2019	As previously reported	Adjustment	As restated

Accounts payable	$2,382,993	$1,308,105	$3,691,098
Accrued liabilities	$5,842,809	$266,666	$6,109,475
Total current liabilities	$10,756,375	$1,574,771	$12,331,146
Total liabilities	$22,250,278	$1,574,771	$23,825,049
Deficit accumulated during exploration stage	$(48,768,670)	$(1,574,771)	$(50,343,441)
Total shareholders’ deficiency	$(21,759,966)	$(1,574,771)	$(23,334,737)

As at March 31, 2020	As previously reported	Adjustment	As restated

Accounts payable	$2,346,314	$1,173,208	$3,519,522
Accrued liabilities	$5,919,951	$666,666	$6,586,617
Total current liabilities	$10,616,583	$1,839,874	$12,456,457
Total liabilities	$11,187,555	$1,839,874	$13,027,429
Additional paid-in-capital	$28,635,306	$(79,696)	$28,555,610
Deficit accumulated during exploration stage	$(39,281,666)	$(1,760,178)	$(41,041,844)
Total shareholders’ deficiency	$(10,559,438)	$(1,839,874)	$(12,399,312)

Impact to Condensed Interim Consolidated Statements of Cash Flows

Three months ended September 30, 2018	As previously reported	Adjustment	As restated

Net loss for the period	$(636,490)	$(216,622)	$(853,112)
Changes in operating assets and liabilities:
Accounts payable	$12,597	$216,622	$229,219

Six months ended December 31, 2018	As previously reported	Adjustment	As restated

Net loss for the period	$(3,926,783)	$(401,569)	$(4,328,352)
Changes in operating assets and liabilities:
Accounts payable	$770,563	$401,569	$1,172,132

Nine months ended March 31, 2019	As previously reported	Adjustment	As restated

Net loss for the period	$(5,753,188)	$(552,587)	$(6,305,775)
Changes in operating assets and liabilities:
Accounts payable	$1,581,235	$552,587	$2,133,822

Three months ended September 30, 2019	As previously reported	Adjustment	As restated

Net loss for the period	$(4,086,289)	$(150,411)	$(4,236,700)
Changes in operating assets and liabilities:
Accounts payable	$329,138	$150,411	$479,549

Six months ended December 31, 2019	As previously reported	Adjustment	As restated

Net loss for the period	$(17,417,269)	$(323,544)	$(17,740,813)
Changes in operating assets and liabilities:
Accounts payable	$670,380	$56,878	$727,258
Accrued liabilities	$3,192,282	$266,666	$3,458,948

Nine months ended March 31, 2020	As previously reported	Adjustment	As restated

Net loss for the period	$(7,930,265)	$(508,951)	$(8,439,216)
Changes in operating assets and liabilities:
Accounts payable	$633,701	$(157,715)	$475,986
Accrued liabilities	$3,269,424	$666,666	$3,936,090